As filed with the Securities and Exchange Commission on August 2, 2006

Registration Nos. 333-28755; 811-05626

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT B

(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY

(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (610) 425-3400

Copy to:
John S. (Scott) Kreighbaum, Esq.	Nichole J. Starr, Esq.
ING Americas (U.S. Legal Services)	ING Americas (U.S. Legal Services)
1475 Dunwoody Drive	1475 Dunwoody Drive
West Chester, Pennsylvania 19380	West Chester, Pennsylvania 19380
(610) 425-3404	(610) 425-3837

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on August 29, 2006 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Interests in a separate account under flexible premium deferred variable annuity contracts.

EXPLANATORY NOTE

This Post-Effective Amendment No. 38 is being filed to extend the effective date of Post-Effective Amendment No. 36 from August 7, 2006 to August 29, 2006. Parts A and C of this Post-Effective Amendment No. 38 incorporate by reference Parts A and C of Post-Effective Amendment No. 36, as filed on May 19, 2006. Part B of this Post-Effective Amendment No. 38 incorporates by reference Part B of Post –Effective Amendment No. 35, as filed on April 10, 2006.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B, has duly caused this Amendment to Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania on the 2nd day of August, 2006.

SEPARATE ACCOUNT B
(Registrant)
By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY (Depositor)

By:
Harry N. Stout*
President (principle executive officer)

By:	/s/ James A. Shuchart
James A. Shuchart
Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on August 2, 2006.

Signature	Title

President
Harry N. Stout*	(principle executive officer)

DIRECTORS

Chief Financial Officer
David A. Wheat*

Principal Accounting Officer
Steven T. Pierson*

Robert W. Crispin *

Thomas J. McInerney*

Kathleen A. Murphy*

Catherine H. Smith*

By:	/s/ James A. Shuchart
James A. Shuchart
Counsel of Depositor

*Executed by James A. Shuchart on behalf of those indicated pursuant to Power of Attorney.